Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2017 were as follows:

Years Ended December 31	RMB	US$
	(Amount in Thousands)
2018	67,163	10,157
2019	57,860	8,750
2020	44,736	6,765
2021	29,304	4,432
2022 and after	60,037	9,079
Total	259,100	39,183